UNITED STATES
			      	SECURITIES AND EXCHANGE COMMISSION
                              	Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Andrea de Chiara
Title:		Assistant Vice President
Phone:		(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		March 12, 1999

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS RPEORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$841,635

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101    14680   396078 SH       SOLE                    75002            321076
                                                              5422   146290 SH       OTHER                                    146290
AMERICAN INTL                  COM              026874107    27964   231828 SH       SOLE                    52524            179304
                                                             10450    86630 SH       OTHER                                     86630
AUTOMATIC DATA                 COM              053015103    24797   599328 SH       SOLE                   121990            477338
                                                             10142   245132 SH       OTHER                                    245132
BANK OF NY                     COM              064057102    39506  1099311 SH       SOLE                   217915            881396
                                                             26336   732822 SH       OTHER                                    732822
CEDAR FAIR L P DEPOSITORY UNIT COM              150185106      214     8500 SH       SOLE                      600              7900
                                                               801    31900 SH       OTHER                                     31900
CINTAS CORP                    COM              172908105    24626   376684 SH       SOLE                    73505            303179
                                                              9104   139261 SH       OTHER                                    139261
COCA COLA                      COM              191216100    13865   225909 SH       SOLE                    40620            185289
                                                              4838    78821 SH       OTHER                                     78821
COLGATE                        COM              194162103    20901   227180 SH       SOLE                    48420            178760
                                                              8348    90736 SH       OTHER                                     90736
CRW FINL INC COM               COM              126276104       88    15300 SH       SOLE                                      15300
                                                               646   112407 SH       OTHER                                    112407
DISNEY, WALT                   COM              254687106    16258   522332 SH       SOLE                   106675            415657
                                                              6723   215987 SH       OTHER                                    215987
FASTENAL CO COM                COM              311900104    15057   429440 SH       SOLE                    84975            344465
                                                             11152   318050 SH       OTHER                                    318050
GARTNER GROUP                  COM              366651107    15235   675255 SH       SOLE                   153005            522250
                                                             15389   682080 SH       OTHER                                    682080
GENERAL ELECTRIC               COM              369604103    12944   117010 SH       SOLE                    21190             95820
                                                              7246    65500 SH       OTHER                                     65500
GILLETTE                       COM              375766102    22435   377461 SH       SOLE                    80710            296751
                                                              8896   149665 SH       OTHER                                    149665
HARLEY DAVIDSON                COM              412822108    28074   489305 SH       SOLE                   106885            382420
                                                              9447   164650 SH       OTHER                                    164650
IMS HEALTH INC.                COM              449934108    17613   531714 SH       SOLE                   105580            426134
                                                              6403   193300 SH       OTHER                                    193300
INTEL CORP.                    COM              458140100    35766   300868 SH       SOLE                    64935            235933
                                                             31151   262045 SH       OTHER                                    262045
JOHNSON & J.                   COM              478160104    19820   211981 SH       SOLE                    41755            170226
                                                              9569   102344 SH       OTHER                                    102344
MCI WORLDCOM                   COM              55268B106      177     2000 SH       SOLE                     2000
                                                                44      497 SH       OTHER                                       497
MEDTRONIC INC                  COM              585055106    19649   273383 SH       SOLE                    52395            220988
                                                             11491   159880 SH       OTHER                                    159880
MERCK & CO                     COM              589331107    28077   350415 SH       SOLE                    82690            267725
                                                             11571   144418 SH       OTHER                                    144418
MGIC INVT CORP                 COM              552848103    14874   424224 SH       SOLE                    97495            326729
                                                             13056   372354 SH       OTHER                                    372354
MICROSOFT                      COM              594918104    50418   562540 SH       SOLE                   111920            450620
                                                             47551   530554 SH       OTHER                                    530554
MOLEX CLASS A                  COM              608554200    15333   592562 SH       SOLE                   122845            469717
                                                              5032   194474 SH       OTHER                                    194474
ROBERT HALF INT'L              COM              770323103    12677   386345 SH       SOLE                    89715            296630
                                                              4122   125626 SH       OTHER                                    125626
ROUSE COMPANY                  COM              779273101      364    16400 SH       SOLE                                      16400
                                                               336    15130 SH       OTHER                                     15130
SEALED AIR                     COM              81211k100    21369   434443 SH       SOLE                    95340            339103
                                                             25322   514808 SH       OTHER                                    514808
STERIS CORP.                   COM              859152100    20200   758680 SH       SOLE                   134420            624260
                                                              8066   302964 SH       OTHER                                    302964